TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE RECEIVABLES
Trade receivables	NOTE 15 – TRADE RECEIVABLES

USDm	2024	2023	2022
Analysis as of December 31 of trade receivables:
Gross trade receivables:
Not due	73.0	97.5	122.3
Due < 30 days	32.0	42.6	52.1
Due between 30 and 180 days	82.6	62.4	76.8
Due > 180 days	6.3	19.2	18.9
Total gross	193.9	221.7	270.1
Allowance for expected credit loss	10.0	10.7	10.6
Total net	183.9	211.0	259.5
The Management makes allowances for expected credit losses based on “the simplified approach” according to IFRS 9 to provide for expected credit losses, which permits the use of the lifetime expected loss provision for all trade receivables.
As a result of improved collection efforts and decreased losses on trade receivables, the Management reassessed the accounting estimates included in the expected credit loss allowance matrix during 2024. The outcome of the reassessment resulted in an updated allowance matrix, reversing allowances of USD 5.9m in 2024.
Expected credit loss for receivables overdue 180 days or less is 0%-3%, depending on the category of the receivable. Expected credit loss for receivables overdue more than 180 days is 10%-100%, depending on the category of the receivable. Expected credit loss for receivables overdue more than one year is  50%-100%, also depending on the category of the receivable. For all “legal” cases, allowances of 100% are made.
Movements in provisions for impairment of trade receivables during the year are as follows:

USDm	2024	2023	2022
Allowance for expected credit loss
Balance as of January 01	10.7	10.6	4.7
Provisions for the year	5.8	3.3	6.5
Provisions reversed during the year	(6.5)	(3.2)	(0.6)
Balance as of December 31	10.0	10.7	10.6
Allowance for expected credit loss of trade receivables has been recognized in the income statement under “Port expenses, bunkers, commissions, and other costs of goods sold”.
Allowance for expected credit loss of trade receivables is calculated using an aging factor as well as specific customer knowledge and is based on a provision matrix on days past due.
Accounting Policies
Receivables
Outstanding trade receivables and other receivables which are expected to be realized within 12 months from the balance sheet date are classified as “Trade receivables” or “Other receivables” and presented as current assets.
Receivables are, at initial recognition, measured at their transaction price less allowance for expected credit losses over the lifetime of the receivable and are subsequently measured at amortized cost adjusted for changes in expected credit losses. Derivative financial instruments included in other receivables are measured at fair value.
Expected credit losses
Expected credit losses are, at initial recognition, determined using an ageing factor as well as a specific customer knowledge such as customers’ ability to pay, considering historical information about payment patterns, credit risks, customer concentrations, customer creditworthiness as well as prevailing economic conditions. The estimates are updated subsequently, and if the debtor’s ability to pay is becoming doubtful, expected credit losses are calculated on an individual basis. When there are no reasonable expectations of recovering the carrying amount, the receivable is written off in part or entirely.